Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,139	$ 1,325
Acquisition (Note 5A)	1,132
Balance at end of period	2,010	1,139
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,502	1,492
Additions	110	53
Terminations		(1)
Modifications	22	(2)
Reclassifications		(14)
Re-measurements	(4)	(2)
Exchange Rate Movements and Other	28	24
Transfers to Assets Held for Sale (Note 16)	(78)
Balance at end of period	2,656	1,502
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	363	167
Terminations	(3)	(1)
Exchange Rate Movements and Other	(24)	(21)
Depreciation	323	215
Impairment Reversals (Note 10)	11	3
Transfers to Assets Held for Sale (Note 16)	(24)
Balance at end of period	646	363
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	437	477
Balance at end of period	500	437
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	495	509
Additions	4	1
Terminations		0
Modifications	1	0
Reclassifications		(14)
Re-measurements	(2)	0
Exchange Rate Movements and Other	5	1
Acquisition (Note 5A)	99
Transfers to Assets Held for Sale (Note 16)	0
Balance at end of period	592	495
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	58	32
Terminations	0	0
Exchange Rate Movements and Other	(4)	(1)
Depreciation	38	27
Impairment Reversals (Note 10)	0	0
Transfers to Assets Held for Sale (Note 16)	0
Balance at end of period	92	58
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	684	831
Balance at end of period	1,321	684
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	977	959
Additions	96	40
Terminations		(1)
Modifications	20	1
Reclassifications		0
Re-measurements	1	(1)
Exchange Rate Movements and Other	18	21
Acquisition (Note 5A)	765
Transfers to Assets Held for Sale (Note 16)	0
Balance at end of period	1,841	977
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	293	128
Terminations	(3)	(1)
Exchange Rate Movements and Other	(14)	(18)
Depreciation	239	181
Impairment Reversals (Note 10)	5	3
Transfers to Assets Held for Sale (Note 16)	0
Balance at end of period	520	293
Manufacturing Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	10	7
Balance at end of period	128	10
Manufacturing Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	15	10
Additions	7	5
Terminations		0
Modifications	1	0
Reclassifications		0
Re-measurements	0	0
Exchange Rate Movements and Other	0	0
Acquisition (Note 5A)	138
Transfers to Assets Held for Sale (Note 16)	0
Balance at end of period	161	15
Manufacturing Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	5	3
Terminations	0	0
Exchange Rate Movements and Other	0	0
Depreciation	23	2
Impairment Reversals (Note 10)	5	0
Transfers to Assets Held for Sale (Note 16)	0
Balance at end of period	33	5
Retail and Other
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	8	10
Balance at end of period	61	8
Retail and Other | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	15	14
Additions	3	7
Terminations		0
Modifications	0	(3)
Reclassifications		0
Re-measurements	(3)	(1)
Exchange Rate Movements and Other	5	2
Acquisition (Note 5A)	130
Transfers to Assets Held for Sale (Note 16)	(78)
Balance at end of period	62	15
Retail and Other | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	7	4
Terminations	0	0
Exchange Rate Movements and Other	(6)	(2)
Depreciation	23	5
Impairment Reversals (Note 10)	1	0
Transfers to Assets Held for Sale (Note 16)	(24)
Balance at end of period	$ 1	$ 7